LEASES	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES	LEASES
A significant portion of the Company's operating and finance lease portfolio includes corporate offices, research and development facilities, manufacturing sites, information technology equipment, and automobiles. The majority of the Company's leases have remaining lease terms of 1 year to 20 years, some of which include options to extend the leases for 5 years or more. Operating lease ROU assets are included in Other assets. The current portion of operating lease liabilities are included in Accrued liabilities, and the non-current portion of operating lease liabilities are included in Other liabilities in the Consolidated Balance Sheet. Finance lease ROU assets are included in Property, plant and equipment—net. The current portion of finance lease liabilities are included in Current maturities of long-term debt, and the non-current portion of finance lease liabilities are included in Long-term debt in the Consolidated Balance Sheet.
A portion of the Company's real estate leases are generally subject to annual changes in the Consumer Price Index (CPI). The changes to the CPI are treated as variable lease payments and recognized in the period in which the obligation for those payments was incurred. In addition, a subset of the Company's automobile leases are considered variable. The variable lease payments for such automobile leases are based on actual mileage incurred at the stated contractual rate and recognized in the period in which the obligation for those payments was incurred.

	Years Ended December 31,
	2023	2022
Operating lease cost	$239	$224
Variable lease cost	4	8
Short-term lease cost	13	18
Finance lease cost
Amortization of right-of-use assets	74	72
Interest on lease liability	19	21
Total finance lease cost	93	93
Total lease cost	$349	$343
Supplemental cash flow information related to leases was as follows:

	Years Ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$237	$225
Operating cash flows for finance leases	19	21
Financing cash flows for finance leases	87	79
Right-of-use assets obtained in exchange for lease obligations
Operating leases	$339	$251
Finance leases	42	61
Supplemental balance sheet information related to leases was as follows:

	December 31,
	2023	2022
Operating leases
Other assets	$1,004	$881
Accrued liabilities	196	192
Other liabilities	897	775
Total operating lease liabilities	$1,093	$967
Finance leases
Property, plant and equipment	$402	$383
Accumulated depreciation	(204)	(161)
Property, plant and equipment—net	$198	$222
Current maturities of long-term debt	$86	$77
Long-term debt	99	145
Total finance lease liabilities	$185	$222
Weighted average remaining lease term
Operating leases	9 years	8 years
Finance leases	3 years	4 years
Weighted average discount rate
Operating leases	3.0%	2.1%
Finance leases	8.5%	7.8%
As of December 31, 2023, maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases
2024	$222	$98
2025	185	53
2026	155	24
2027	131	12
2028	105	11
Thereafter	443	7
Total lease payments	1,241	205
Less: Interest	148	20
Total maturities of lease liabilities	$1,093	$185